Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		48 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Income Statement [Abstract]
Net Sales	$ 0	$ 0	$ 0
Cost of Sales	0	0	0
Gross profit	0	0	0
Operating expenses:
General & administrative	0	5,050	78,093
Total operating expenses	0	5,050	78,093
Loss from operations	0	5,050	(78,093)
Other Expense
Loss on impairment	0	0	124
Other Expense	0	0	(124)
Net Loss	$ 0	$ (5,050)	$ (78,217)
Net loss per common share	$ 0.000	$ 0.000	$ (0.002)
Weighted-average shares outstanding:	41,574,340	39,049,340	38,100,900